Cash, Cash Equivalents and Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, Amortized Cost	$ 67,979	$ 18,675	$ 9,111	$ 15,363
Investments, Amortized Cost	20,970
Investments, Unrealized Gains	0
Investments, Unrealized Losses	(14)
Investments, Fair Value	20,956
Cash [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, Amortized Cost	48,700	18,700
Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, Amortized Cost	19,321
Cash and Cash Equivalents, Fair Value	19,321
Money market funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, Amortized Cost	17,865
Cash and Cash Equivalents, Fair Value	17,865
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Cash and Cash Equivalents, Amortized Cost	1,456
Cash and Cash Equivalents, Fair Value	1,456
US government agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments, Amortized Cost	7,508
Investments, Unrealized Gains	0
Investments, Unrealized Losses	(6)
Investments, Fair Value	7,502
Corporate bonds and commercial paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments, Amortized Cost	6,200
Investments, Unrealized Gains	0
Investments, Unrealized Losses	(8)
Investments, Fair Value	6,192
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments, Amortized Cost	7,262
Investments, Unrealized Gains	0
Investments, Unrealized Losses	0
Investments, Fair Value	$ 7,262